RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands, shares in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2020	Dec. 31, 2020
Related Party Transaction
Stock issued during period, new issues (shares)	17.3
Issuance of common stock	$ 1,400,000	$ 0
Leasing Arrangements | IAC
Related Party Transaction
Proceeds from contributions from affiliates		100
Payments of distributions to affiliates		1,100
Pass-through Transactions | IAC
Related Party Transaction
Due to affiliate		3,400
Separation Agreement | IAC | Common Stock
Related Party Transaction
Stock issued during period, new issues (shares)	17.3
Issuance of common stock	$ 1,400,000
Tax Sharing Agreement | IAC
Related Party Transaction
Proceeds from contributions from affiliates		4,300
Payments of distributions to affiliates		20,900
Due to related parties		1,600
Tax Sharing Agreement | IAC | Other Current Assets
Related Party Transaction
Due from affiliates		1,900
Tax Sharing Agreement | IAC | Other Noncurrent Assets
Related Party Transaction
Due from affiliates		600
Transition Services Agreement | IAC
Related Party Transaction
Proceeds from contributions from affiliates		2,400
Payments of distributions to affiliates		300
Equity Award Transactions | IAC
Related Party Transaction
Payments of distributions to affiliates		2,000
Due to affiliate		1,600
Health and Welfare and 401(k) Plans | IAC
Related Party Transaction
Payments of distributions to affiliates		$ 18,300